GENERAL (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Jan. 21, 2013	Aug. 20, 2011	Jun. 17, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GENERAL [Abstract]
Right to purchase, number of shares	898,204	5,273,274
Net proceeds from issuance of common stock		$ 16,000				$ 16,228
Issuance of share capital, net, shares			150,000
Private placement, price per share, initial price			$ 3.04
Private placement, price per share, closing price			$ 3.05
Total purchase price	4,060
Business Acquisition [Line Items]
Dividend yield	0.00%
Acquisition costs				$ 21	$ 20
Minimum [Member]
Business Acquisition [Line Items]
Expected life	6 years
Risk-free interest rate	1.78%
Expected volatility	44.59%
Maximum [Member]
Business Acquisition [Line Items]
Expected life	7 years
Risk-free interest rate	3.65%
Expected volatility	57.31%